Shareholders' Equity - Narrative (Details)	3 Months Ended
	Mar. 31, 2026 vote class	Mar. 30, 2026 shares	Mar. 26, 2026 shares	Mar. 25, 2026 shares	Dec. 31, 2025 shares	Dec. 31, 2018 shares
Class of Stock [Line Items]
Number of classes of common shares | class	2
Class of warrant or right, outstanding (in shares)		517,527	677,934
SFTrust Warrants
Class of Stock [Line Items]
Class of warrant or right, outstanding (in shares)			519,974	46,082	46,082	34,000
RBC Warrants
Class of Stock [Line Items]
Class of warrant or right, outstanding (in shares)				13,999
Common Class A
Class of Stock [Line Items]
Common stock, number of votes | vote	10
Common Class B
Class of Stock [Line Items]
Common stock, number of votes | vote	1
Common stock, convertible, conversion ratio	1